ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Deposit related to new home services	¥ 1,388,784		¥ 1,267,752
Deposit related to franchise services	1,014,348		956,121
Deposit related to home renovation and furnishing services	961,966		292,361
Deposit related to entrusted house lease services	832,877		303,793
Other tax payables	335,395		272,610
Accrued operating expenses	291,914		215,234
Payable related to escrow accounts services (i)	153,670		116,025
Payable related to employees' exercise of share-based awards	55,783		27,736
Deferred guarantee revenue	25,671		32,618
Others	635,540		633,818
Total	¥ 5,695,948	$ 802,257	¥ 4,118,068